Reverse Merger (Tables)	12 Months Ended
Dec. 31, 2013
Reorganizations [Abstract]
Schedule Of Forth Targets and Earn-out Shares [Table Text Block]
The following table sets forth the targets and the number of Earnout Shares issuable to the former shareholders of Tecnoglass Holding’s  upon the achievement of such targets:

	Ordinary Share Price Target	EBITDA Target		Number of Earnout Shares
		Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/14	$12.00 per share	$30,000	$36,000	416,667	500,000
Fiscal year ending 12/31/15	$13.00 per share	$35,000	$40,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000	$45,000	1,333,333	1,500,000